Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Net sales
Products	$ 121,021	$ 123,758	$ 236,108	$ 242,392
Services	48,969	48,315	97,044	97,587
Total net sales	169,990	172,073	333,152	339,979
Cost of sales
Products	54,723	61,413	109,203	118,351
Services	31,875	31,128	63,677	60,927
Total cost of sales	86,598	92,541	172,880	179,278
Gross profit	83,392	79,532	160,272	160,701
Operating expenses
Research and development, net	23,251	24,366	47,885	49,481
Selling, general and administrative	64,569	72,884	128,748	149,271
Change in fair value of obligations in connection with acquisitions	617	(587)	1,313	140
Total operating expenses	88,437	96,663	177,946	198,892
Operating loss	(5,045)	(17,131)	(17,674)	(38,191)
Financial income, net	429	932	685	1,112
Loss before income taxes	(4,616)	(16,199)	(16,989)	(37,079)
Income tax expenses	1,308	2,454	2,634	4,745
Share in loss of associated company	(229)		(517)
Net loss	(6,153)	(18,653)	(20,140)	(41,824)
Net loss attributable to non-controlling interest	(166)	(163)	(296)	(193)
Net loss attributable to Stratasys Ltd.	$ (5,987)	$ (18,490)	$ (19,844)	$ (41,631)
Net loss per ordinary share attributable to Stratasys Ltd.
Basic	$ (0.11)	$ (0.35)	$ (0.38)	$ (0.80)
Diluted	$ (0.11)	$ (0.36)	$ (0.38)	$ (0.80)
Weighted average ordinary shares outstanding
Basic	52,778	52,169	52,733	52,133
Diluted	52,778	52,496	52,733	52,133
Comprehensive loss
Net loss	$ (6,153)	$ (18,653)	$ (20,140)	$ (41,824)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	2,437	(2,962)	3,150	380
Unrealized gains on derivatives designated as cash flow hedges	(337)	(539)	186	391
Other comprehensive income (loss), net of tax	2,100	(3,501)	3,336	771
Comprehensive loss	(4,053)	(22,154)	(16,804)	(41,053)
Less: comprehensive loss attributable to non-controlling interests	(166)	(163)	(296)	(193)
Comprehensive loss attributable to Stratasys Ltd.	$ (3,887)	$ (21,991)	$ (16,508)	$ (40,860)